SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2018
Table Text Block [Abstract]
Schedule of Subsequent Events [Table Text Block]
NOTE 13 – SUBSEQUENT EVENTS

Adoption of Accounting Standards

In July 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480), Derivatives and Hedging (Topic 815). The amendments in Part I of this Update change the classification analysis of certain equity-linked financial instruments (or embedded features) with down round features.

When determining whether certain financial instruments should be classified as liabilities or equity instruments, a down round feature no longer precludes equity classification when assessing whether the instrument is indexed to an entity’s own stock. The amendments also clarify existing disclosure requirements for equity-classified instruments. As a result, a freestanding equity-linked financial instrument (or embedded conversion option) no longer would be accounted for as a derivative liability at fair value as a result of the existence of a down round feature. For freestanding equity classified financial instruments, the amendments require entities that present earnings per share (EPS) in accordance with Topic 260 to recognize the effect of the down round feature when it is triggered. That effect is treated as a dividend and as a reduction of income available to common shareholders in basic EPS. Convertible instruments with embedded conversion options that have down round features are now subject to the specialized guidance for contingent beneficial conversion features (in Subtopic 470-20, Debt—Debt with Conversion and Other Options), including related EPS guidance (in Topic 260). The amendments in Part II of this Update recharacterize the indefinite deferral of certain provisions of Topic 480 that now are presented as pending content in the Codification, to a scope exception.

Those amendments do not have an accounting effect. For public business entities, the amendments in Part I of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted for all entities, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. The Company anticipates early adoption of this pronouncement effective January 1, 2018.  As such, the impact would the reclassification of the December 31, 2017 fair values of our warrant and derivative liabilities to equity.

On January 1, 2018, the Company adopted ASU 2017-11 and according reclassified the fair value of the reset provisions embedded in previously issued Series C Preferred stock, Series D Preferred stock and certain warrants with embedded anti-dilutive provisions from liability to equity in aggregate of $3,044,162.

Series E Preferred Stock Issuance

On February 16, 2018, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain institutional accredited investors (the “Investors”), pursuant to which the Company sold to the Investors an aggregate of 1,000 shares (the “Preferred Shares”) of its Series E Preferred Stock, par value $0.001 per share, and warrants to purchase an aggregate of 500,000 shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), at an exercise price of $1.75 per share (the “Warrants”), in exchange for aggregate consideration of $1,500,000 (the “Transaction”). The sale of the Preferred Shares and Warrants were offered and sold in reliance on the exemption from registration under the Securities Act of 1933, as amended (the “Securities Act”) provided by Section 4(a)(2) and Regulation D (Rule 506) under the Securities Act.

The Purchase Agreement contains representations and warranties of the Company and the Investors that are typical for transactions of this type.  The Purchase Agreement also contains covenants on the part of the Company that are typical for transactions of this type. For a period of twelve months after the closing date of Transaction, the Investors are entitled to a right of first refusal (the “ROFR”) with respect to subsequent sales of securities by the Company (other than with respect to issuances of Excluded Securities (as defined in the Purchase Agreement))  Pursuant to the ROFR, each Investor will have the opportunity to elect to purchase its pro rata portion of thirty percent (30%) of any securities being offered by the Company in the subsequent offering.

In connection with the entry into the Purchase Agreement, the Investors and the Company also entered into a registration rights agreement (the “Registration Rights Agreement”) whereby the Company agreed to file a registration statement with the Securities and Exchange Commission (the “SEC”) within 90 days of the closing of the transactions contemplated by the Purchase Agreement (the “Filing Date”) covering the resale of (a) all shares of Common Stock Issuable upon conversion of the Preferred Shares, (b) all shares of Common Stock issuable upon exercise of the Warrants, (c) all other shares of Common Stock issued pursuant to any transaction documents which have been, or which may, from time to time be issued or become issuable to the Investors under the Transaction Documents (without regard to any limitation or restriction on purchases), and (d) any securities issued or then issuable upon any stock split, dividend or other distribution, recapitalization or similar event (“Registrable Securities”), not then registered.  The Company will use its reasonable best efforts to keep the registrations statement effective pursuant to Rule 415 under the Securities Act until the earlier of (i) the date on which the Investors shall have sold all the Registrable Securities covered thereby and (ii) that date that all Registrable Securities may be sold pursuant to Rule 144 without any public information requirement or volume or manner of sale limitations.

The Warrants are exercisable immediately and expire on August 16, 2021, and have an exercise price of $1.75 per share.  The Warrants include a “full ratchet” anti-dilution adjustment in the event that the Company issues any common stock or common stock equivalent at a per share price lower than the applicable exercise price then in effect.

In connection with its entry into the Purchase Agreement, on February 14, 2018, the Company entered into a consent agreement (the “Consent”) with the holders of the Company’s Series D Convertible Preferred Stock (the “Series D Holders”).  Pursuant to the Consent, the Series D Holders consented to the Transaction and are entitled at any time on or before April 17, 2018, to elect to receive the more favorable terms of the Transaction.  In consideration for their entry into the Consent, the Company issued to the Series D Holders warrants to purchase up to an aggregate of 100,000 shares of Common Stock (the “Consent Warrants”).  The Consent Warrants are exercisable immediately and expire on February 14, 2021, and have an exercise price of $1.50 per share.  The Consent Warrants include a “full ratchet” anti-dilution adjustment in the event that the Company issues any common stock or common stock equivalent at a per share price lower than the applicable exercise price then in effect.  The issuance of the Consent Warrants to the Series D Holders was in reliance on the exemption from registration under the Securities Act provided by Section 4(a)(2) and Regulation D (Rule 506) under the Securities Act.

Common Stock Issuance

On January 5, 2018, the Company entered into a unit purchase agreements with certain accredited investors pursuant to which the Company issued 200,000 shares of our common stock and 100,000 warrants to purchase one share of our common stock, exercisable at a price of $1.50 per share and expiring January 5, 2021, in exchange for aggregate consideration of $299,985, net of expenses of $15 (of which $29,985 were received as common stock subscriptions as of December 31, 2017).

In January and February 2018, the Company issued an aggregate of 367,343 shares of common stock in exchange for 280 shares of our Series D 9% Convertible Preferred Stock and accrued dividends.

On February 14, 2018, the Company issued an aggregate of 9,919 shares of common stock in exchange for 10 shares of our Series C 9% Convertible Preferred Stock and accrued dividends.

On February 1, 2018, the Company granted 200,000 restricted stock units to consultants for services rendered, of which 100,000 vest upon date of grant and 100,000 shares vest at the one-year anniversary of the date of grant provided the consultants are providing services through the vesting date.

Options

On February 15, 2018, the Company granted our board member, Andrew L. Filler 50,000 options to purchase common stock in connection with his appointment as chairman of our Nominating and Corporate Governance Committee at the exercise price of $1.42 per share for a term of ten years, vesting immediately.